Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 101.2%
iShares MSCI Japan ETF(a)	7,845,662	$413,623,301

Total Investment Companies — 101.2% (Cost: $469,028,348)		413,623,301

Total Investments in Securities — 101.2% (Cost: $469,028,348)		413,623,301

Other Assets, Less Liabilities — (1.2)%		(5,038,902)

Net Assets — 100.0%		$408,584,399

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,023,195	—	(1,023,195	)(a)	—	$—	$12,838	$—	$—
iShares MSCI Japan ETF	17,310,986	8,507,805	(17,973,129)		7,845,662	413,623,301	6,577,885	(10,835,459)	(89,436,043)

						$413,623,301	$6,590,723	$(10,835,459)	$(89,436,043)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	27,037,000	USD	246,863	ANZ	06/04/19	$2,636
JPY	507,368,000	USD	4,631,565	BNP	06/04/19	50,463
JPY	178,076,000	USD	1,601,915	CITI	06/04/19	41,384
JPY	5,472,152,000	USD	49,545,641	HSBC	06/04/19	951,771
JPY	12,534,556,400	USD	114,800,483	MS	06/04/19	869,303
JPY	37,042,000	USD	333,324	NAB	06/04/19	8,502
JPY	51,849,375,800	USD	472,552,085	SSB	06/04/19	5,917,677
JPY	2,100,926,000	USD	19,222,811	CITI	07/02/19	208,815
JPY	4,908,028,000	USD	45,308,819	JPM	07/02/19	85,908

						8,136,459

USD	3,485,840	JPY	387,278,000	BNP	06/04/19	(87,989)
USD	477,166,212	JPY	53,257,713,800	BOA	06/04/19	(14,299,795)
USD	10,726,287	JPY	1,171,076,000	CITI	06/04/19	(80,487)
USD	2,965,240	JPY	323,910,000	HSBC	06/04/19	(23,825)
USD	22,143,383	JPY	2,461,009,000	JPM	06/04/19	(566,984)
USD	115,359,399	JPY	12,694,653,400	MS	06/04/19	(1,787,774)
USD	1,330,780	JPY	146,464,000	SSB	06/04/19	(20,800)
USD	1,494,477	JPY	163,503,000	TDB	06/04/19	(14,340)
USD	56,256,722	JPY	6,144,839,200	MS	07/02/19	(577,367)

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	426,858,756	JPY	46,713,142,800	SSB	07/02/19	$(5,194,685)

						(22,654,046)

	Net unrealized depreciation					$(14,517,587)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$413,623,301	$—	$—	$413,623,301

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,136,459	$—	$8,136,459
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,654,046)	—	(22,654,046)

	$—	$(14,517,587)	$—	$(14,517,587)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank
Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

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